Recapitalization (Tables)	12 Months Ended
Dec. 31, 2023
Recapitalization [Abstract]
Schedule of Business Combination to the Condensed Consolidated Statements of Cash Flows	The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity for the year ended December 31, 2023:
Cash-trust and cash, net of redemptions	$34,938,880
Less: transaction costs and advisory fees, paid	(16,834,686)
Net proceeds from the Business Combination	18,104,194
Less: public and private placement warrant liabilities	(8,816,500)
Less: earnout liabilities	(2,400,000)
Add: amounts paid in advance	2,570,919
Add: Transaction costs in accounts payable and accrued expenses	2,967,393
Reverse recapitalization, net	$12,426,006

Schedule of Common Stock Issued Immediately

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

Colombier Class A common stock, outstanding prior to the Business Combination	17,250,000
Less: Redemption of Colombier Class A common stock	(13,827,349)
Class A common stock of Colombier	3,422,651
Colombier Class B common stock, outstanding prior to the Business Combination	4,312,500
Business Combination shares	7,735,151
PSQ Shares	21,522,825
Common Stock immediately after the Business Combination	29,257,976

Schedule of Number of PSQ Shares	The number of PSQ shares was determined as follows:
	PSQ Shares	PSQ Shares after conversion ratio
Class A Common Stock	940,044	18,309,147
Class C Common Stock	165,000	3,213,678
Total	1,105,044	21,522,825

Schedule of Transaction Costs

For the year ended December 31, 2023, transaction costs incurred within the consolidated statements of operations were as follows:

Year ended December 31, 2023
Accounting fees	$756,257
Legal fees	5,049,149
Travel and other expenses	331,971
One-time share-based payment to influencers and advisors	708,400
Total	$6,845,777